ACCOUNTING POLICIES (Borrowing Costs) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of significant accounting policies [Abstract]
Borrowing costs capitalised	$ 0.0	$ 0.0	$ 0.4